Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	543,903,970.32	31,287
Yield Supplement Overcollateralization Amount 02/28/17	20,859,068.93	0
Receivables Balance 02/28/17	564,763,039.25	31,287
Principal Payments	24,803,499.65	763
Defaulted Receivables	1,469,216.14	72
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	19,616,678.92	0
Pool Balance at 03/31/17	518,873,644.54	30,452

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	49.83%

Prepayment ABS Speed	1.73%

Overcollateralization Target Amount	23,349,314.00
Actual Overcollateralization	23,349,314.00

Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	48.32

Delinquent Receivables:
Past Due 31-60 days	8,161,316.42	414
Past Due 61-90 days	2,028,461.78	97
Past Due 91-120 days	451,201.18	21
Past Due 121+ days	0.00	0
Total	10,640,979.38	532

Total 31+ Delinquent as % Ending Pool Balance	2.05%

Recoveries	956,556.06

Aggregate Net Losses/(Gains) - March 2017	512,660.08

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.09%
Prior Net Losses Ratio	1.13%
Second Prior Net Losses Ratio	1.31%
Third Prior Net Losses Ratio	2.26%
Four Month Average	1.45%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.18%

Flow of Funds	$ Amount

Collections	27,639,261.71
Advances	(23,565.94)
Investment Earnings on Cash Accounts	17,066.44
Servicing Fee	(470,635.87)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	27,162,126.34

Distributions of Available Funds
(1) Class A Interest	611,699.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	554,647.12
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,349,314.00
(7) Distribution to Certificateholders	2,608,553.96
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	27,162,126.34

Servicing Fee	470,635.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 03/15/17	519,428,291.66
Principal Paid	23,903,961.12
Note Balance @ 04/17/17	495,524,330.54

Class A-1
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2a
Note Balance @ 03/15/17	94,419,181.28
Principal Paid	16,206,075.30
Note Balance @ 04/17/17	78,213,105.98
Note Factor @ 04/17/17	27.9332521%

Class A-2b
Note Balance @ 03/15/17	44,849,110.38
Principal Paid	7,697,885.82
Note Balance @ 04/17/17	37,151,224.56
Note Factor @ 04/17/17	27.9332515%

Class A-3
Note Balance @ 03/15/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	234,000,000.00
Note Factor @ 04/17/17	100.0000000%

Class A-4
Note Balance @ 03/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	125,000,000.00
Note Factor @ 04/17/17	100.0000000%

Class B
Note Balance @ 03/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	21,160,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	649,611.26
Total Principal Paid	23,903,961.12
Total Paid	24,553,572.38

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	75,535.35
Principal Paid	16,206,075.30
Total Paid to A-2a Holders	16,281,610.65

Class A-2b
One-Month Libor	0.91222%
Coupon	1.31222%
Interest Paid	53,947.57
Principal Paid	7,697,885.82
Total Paid to A-2b Holders	7,751,833.39

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6437148
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6869883
Total Distribution Amount	24.3307031

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2697691
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.8788404
Total A-2a Distribution Amount	58.1486095

A-2b Interest Distribution Amount	0.4056208
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.8788408
Total A-2b Distribution Amount	58.2844616

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	23.20
Noteholders' Principal Distributable Amount	976.80

Account Balances	$ Amount

Advances
Balance as of 02/28/17	118,699.49
Balance as of 03/31/17	95,133.55
Change	(23,565.94)

Reserve Account
Balance as of 03/15/17	2,581,024.89
Investment Earnings	1,690.38
Investment Earnings Paid	(1,690.38)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89